ACQUIRED INTANGIBLE ASSETS, NET (Schedule of Acquired Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 22,071	$ 17,915
Less: Accumulated amortization	(11,252)	(8,056)
IPR&D not subject to amortization	420	420
Less: Impairment loss in respect of IPR&D recognized	(420)	(420)
Acquired intangible assets, net	10,819	9,859
Purchased software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	6,803	5,654
Less: Accumulated amortization	(5,661)	(4,232)
Technology licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	15,268	12,261
Less: Accumulated amortization	$ (5,591)	$ (3,824)